Fair Value Measurement: (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Measurement: [Abstract]
Assets and liabilities measured at fair value on recurring basis

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at December 31, 2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$356,345	—	354,856	1,489
Bank owned life insurance	9,323	—	9,323	—
Liabilities
Interest rate swap	1,126	—	1,126	—

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Available for sale securities	$383,782	—	382,789	993
Bank owned life insurance	9,135	—	9,135	—
Liabilities
Interest rate swap	1,297	—	1,297	—

Assets measured at fair value on non-recurring basis

December 31, 2012 Description	Total carrying value in the consolidated balance sheet at 12/31/2012	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$1,544	—	—	$1,544
Other assets owned	$4	—	—	$4
Impaired loans, net of reserve of $3,841	$62,763	—	—	$62,763

December 31, 2011 Description	Total carrying value in the consolidated balance sheet at December 31, 2011	Quoted Prices In Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Assets
Other real estate owned	$2,258	—	—	$2,258
Other assets owned	$9	—	—	$9
Impaired loans, net of reserve of $4,080	$45,180	—	—	$45,180

Roll-forward of consolidated condensed statement of financial condition items

	Year ended December 31,
	2012		2011
	Other	Other	Other	Other
	Assets	Liabilities	Assets	Liabilities
Fair value, December 31,	$993	—	$1,277	—
Change in unrealized gains (losses) included in other comprehensive income for assets and liabilities still held at December 31,	496	—	(284)	—
Purchases, issuances and settlements, net	—	—	—	—
Transfers in and/or out of Level 3	—	—	—	—

Fair value, December 31,	$1,489	—	$993	—

Estimated fair values of financial instruments

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$31,563	31,563	$31,563	—	—
Interest-earning deposits	5,613	5,613	5,613	—	—
Securities available for sale	356,345	356,345	—	354,856	1,489
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	524,985	532,040	—	—	532,040
Accrued interest receivable	5,398	5,398	—	5,398	—
Bank owned life insurance	9,323	9,323	—	9,323	—
Financial liabilities:
Deposits	759,865	756,426	—	756,426	—
Advances from borrowers for taxes and insurance	396	396	—	396	—
Advances from Federal Home Loan Bank	43,741	49,293	—	49,293	—
Repurchase agreements	43,508	44,779	—	44,779	—
Subordinated debentures	10,310	10,092	—	—	10,092
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,126	1,126	—	1,126	—

	Carrying Amount	Estimated Fair Value	Quoted Prices In Active Markets for Identical Assets Level 1	Using Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Financial Assets:
Cash and due from banks	$44,389	44,389	$44,389	—	—
Interest-earning deposits	4,371	4,371	4,371
Securities available for sale	383,782	383,782	—	382,789	993
Federal Home Loan Bank stock	4,428	4,428	—	4,428	—
Loans receivable	556,360	585,734	—	—	585,734
Accrued interest receivable	6,183	6,183	—	6,183	—
Bank owned life insurance	9,135	9,135	—	9,135	—
Financial liabilities:
Deposits	800,095	811,415	—	811,415	—
Advances from borrowers for taxes and insurance	153	153	—	153	—
Advances from Federal Home Loan Bank	63,319	69,206	—	69,206	—
Repurchase agreements	43,080	44,969	—	44,969	—
Subordinated debentures	10,310	10,099	—	—	10,099
Off-balance-sheet liabilities:					—
Commitments to extend credit	—	—	—	—	—
Commercial letters of credit	—	—	—	—	—
Market value of interest rate swap	1,297	1,297	—	1,297	—

Foreclosed assets that were re-measured and reported at fair value

	2012	2011	2010
Beginning balance	$2,267	9,812	1,883
Foreclosed assets measured at initial recognition:
Carrying value of foreclosed assets prior to acquisition	2,634	4,591	15,848
Proceeds from sale of foreclosed assets	(2,738)	(9,590)	(3,897)
Charge-offs recognized in the allowance for loan loss	(349)	(843)	(4,343)
Gains (losses) on REO included in non-interest expense	(266)	(1,703)	321

Fair value	$1,548	2,267	9,812